INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Deferred Tax Assets and Liabilities

The components  of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2019	2018
Net operating loss	$146,382	$126,143
Plant, equipment, and mine development	60,840	65,760
Interest expense carryforward	24,369	10,590
Inventories	12,289	17,163
Reorganization costs	7,701	7,437
Assets held-for-sale	3,149	3,106
Asset retirement obligation	927	1,225
Other liabilities	609	490
Stock-based compensation	257	—
Credits and other	(6)	(6)
Valuation allowance	(256,517)	(231,908)
Total net deferred tax assets	$—	$—

Schedule of Components of Income Tax Expense (Benefit)

The components  of the Company’s income tax expense (benefit) were as follows (in thousands):

	Year Ended December 31,
	2019	2018
Current:
Federal	$—	$145
Deferred:
Federal	(24,609)	(18,842)
Change in valuation allowance	24,609	18,842
Income tax benefit	$—	$145

Schedule of Effective Income Tax Rate Reconciliation

The following table provides a reconciliation  of income taxes computed  at the United States federal statutory tax rate of 21% in 2019 and 2018 to the income tax provision (in thousands):

	Year Ended December 31,
	2019	2018
Loss before income taxes	$(98,895)	$(55,658)
United States statutory income tax rate	21%	21%
Income tax (benefit) at United States statutory income tax rate	$(20,768)	$(11,688)
Change in valuation allowance	24,609	18,842
Return to provision adjustment	(2,624)	(7,029)
Tax rate changes	(1,028)	—
State tax benefit	(195)	—
Other	6	20
Income tax benefit	$—	$145

Mudrick Capital Acquisition Corporation [Member]
Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2019	2018
Deferred tax asset
Organizational costs/Startup expenses	$227,930	$86,012
Total deferred tax assets	227,930	86,012
Valuation allowance	(227,930)	(86,012)
Deferred tax asset, net of allowance	$—	$—

Schedule of Components of Income Tax Expense (Benefit)

The income tax provision consists of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Federal
Current	$899,804	$555,449
Deferred	(141,918)	(86,012)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	141,918	86,012
Income tax provision	$899,804	$555,449

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 sand 2018 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2018	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
True-ups	0.6%	0.0%
Change in valuation allowance	4.0%	3.8%
Income tax provision	25.6%	24.8%